ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - BALANCE SHEETS (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 1,812,729	$ 1,652,890
Receivables from affiliated companies	630	384
Prepaid expenses and other current assets	119,410	109,330
Total current assets	2,074,672	1,868,746
Receivables from an affiliated company	216,333	0
Deferred tax assets	638	4,029
Total assets	9,301,784	8,883,690	$ 9,020,967
Current liabilities:
Accrued expenses and other current liabilities	809,305	935,483
Income tax payable	11,610	11,913
Payables to an affiliated company	761	1,548
Total current liabilities	1,198,626	1,021,883
Other long-term liabilities	33,712	30,520
Total liabilities	9,616,146	8,063,805
Shareholders' (deficit) equity:
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized; 1,445,052,143 and 1,456,547,942 shares issued; 1,335,307,327 and 1,423,370,314 shares outstanding, respectively	14,451	14,565
Treasury shares, at cost; 109,744,816 and 33,177,628 shares, respectively	(241,750)	(132,856)
Additional paid-in capital	3,218,895	3,238,600
Accumulated other comprehensive losses	(111,969)	(76,008)
Accumulated losses	(3,729,952)	(2,799,555)
Total shareholders' (deficit) equity	(850,325)	244,746
Total liabilities and shareholders' (deficit) equity	9,301,784	8,883,690
Parent Company [Member]
Current assets:
Cash and cash equivalents	7,407	4,069
Receivables from affiliated companies	779	390
Receivables from subsidiaries	157,737	200,913
Prepaid expenses and other current assets	9,527	9,467
Total current assets	175,450	214,839
Investments in subsidiaries	423,520	1,338,568
Receivables from an affiliated company	216,333	0
Receivables from a subsidiary	165,056	0
Deferred tax assets	0	3,314
Total assets	980,359	1,556,721
Current liabilities:
Accrued expenses and other current liabilities	26,811	17,440
Income tax payable	1,417	931
Payables to an affiliated company	75	60
Payables to subsidiaries	260,720	249,155
Total current liabilities	289,023	267,586
Other long-term liabilities	227	1,512
Payables to subsidiaries	1,541,434	1,042,877
Total liabilities	1,830,684	1,311,975
Shareholders' (deficit) equity:
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized; 1,445,052,143 and 1,456,547,942 shares issued; 1,335,307,327 and 1,423,370,314 shares outstanding, respectively	14,451	14,565
Treasury shares, at cost; 109,744,816 and 33,177,628 shares, respectively	(241,750)	(132,856)
Additional paid-in capital	3,218,895	3,238,600
Accumulated other comprehensive losses	(111,969)	(76,008)
Accumulated losses	(3,729,952)	(2,799,555)
Total shareholders' (deficit) equity	(850,325)	244,746
Total liabilities and shareholders' (deficit) equity	$ 980,359	$ 1,556,721